Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Equity

Note 11. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
	U.S $ in thousands		U.S $ in thousands

Cost of sales	$788	$497	$1,422	$900
Research and development, net	1,870	1,702	3,294	3,259
Selling, general and administrative	5,319	3,912	10,466	6,859
Total stock-based compensation expenses	$7,977	$6,111	$15,182	$11,018

A summary of the Company’s stock option activity for the six months ended June 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2021	2,102,529	$28.06
Granted	46,366	3.15
Exercised	(171,118)	20.54
Forfeited	(25,740)	43.82
Options outstanding as of June 30, 2021	1,952,037	27.92
Options exercisable as of June 30, 2021	1,604,542	$30.60

As of  June 30, 2021, the unrecognized compensation cost of $2.9 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 3.3 years.

A summary of the Company’s RSUs and PSUs activity for the three months ended June 30, 2021 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	2,801,116	$21.08
Granted	1,221,686	34.50
Vested	(678,073)	21.94
Forfeited	(238,387)	21.43
Unvested as of June 30, 2021	3,106,342	$26.14

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of June 30, 2021, the unrecognized compensation cost of $67 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.6 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2021 and 2020, respectively:

	Six Months Ended June 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	1,710	142	1,852
Amounts reclassified from accumulated other comprehensive loss	291	-	292
Other comprehensive income	2,001	142	2,143
Balance as of June 30, 2021	$328	$(7,031)	$(6,703)
	Six Months Ended June 30, 2020
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	856	(1,667)	(811)
Amounts reclassified from accumulated other comprehensive loss	33	-	33
Other comprehensive income (loss)	889	(1,667)	(778)
Balance as of June 30, 2020	$879	$(9,373)	$(8,494)

c. Public offering of ordinary shares

During March 2021, the Company completed a public offering of $218.9 million, net of underwriting discounts and offering expenses. The total number of shares sold by the Company in the public offering was 7,931,034.

       A deferred tax asset in an amount of $1.3 million was recorded in respect of a tax benefit, arising from the underwriting discounts and offering expenses, as an increase to Additional Paid-In Capital.